Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated December 29, 2008, to the Statement of Additional Information dated February 1, 2008,

as previously supplemented on April 1, 2008, July 18, 2008, August 1, 2008, October 1, 2008, and

November 1, 2008.

This supplement contains important information about the Funds referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES G

Supplement dated December 29, 2008, to the Statement of Additional Information dated April 15, 2008,

as previously supplemented on August 1, 2008, October 1, 2008 and November 1, 2008.

This supplement contains important information about the Fund referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES M

Supplement dated December 29, 2008, to the Statement of Additional Information dated April 15, 2008,

as previously supplemented on May 9, 2008, August 1, 2008, October 1, 2008 and November 1, 2008.

This supplement contains important information about the Fund referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated December 29, 2008, to the Statement of Additional Information dated July 1, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, and November 1, 2008.

This supplement contains important information about the Funds referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

Supplement dated December 29, 2008, to the Statement of Additional Information dated June 20, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, and November 1, 2008.

This supplement contains important information about the Funds referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

The following bullet-point replaces the last bullet-point on page 45 in the section entitled “Investors Eligible to Purchase Closed Funds”.

•	You are a separately managed account client (either presently or within the last 60 days) of one of the Funds’ sub-advisers in a similar style as that of the Closed Fund.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated December 29, 2008, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008 and November 17, 2008.

This supplement contains important information about the Funds referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Supplement dated December 29, 2008, to the Statement of Additional Information dated April 1, 2008,

as previously supplemented on July 18, 2008, August 1, 2008, October 1, 2008, and November 1, 2008.

This supplement contains important information about the Funds referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Supplement dated December 29, 2008, to the Statement of Additional Information dated December 1, 2008,

as previously supplemented on December 12, 2008

This supplement contains important information about the Funds referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Supplement dated December 29, 2008, to the Statement of Additional Information dated July 1, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, and November 1, 2008.

This supplement contains important information about the Funds and Trusts referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Supplement dated December 29, 2008, to the Statement of Additional Information dated November 1, 2008,

as previously supplement on November 17, 2008.

This supplement contains important information about the Funds referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated December 29, 2008, to the Statement of Additional Information dated June 20, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008 and December 1, 2008.

This supplement contains important information about the Funds referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

The following bullet-point replaces the last bullet-point on page 39 in the section entitled “Investors Eligible to Purchase Closed Funds”.

•	You are a separately managed account client (either presently or within the last 60 days) of one of the Funds’ sub-advisers in a similar style as that of the Closed Fund.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUNDSM

Supplement dated December 29, 2008, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008.

This supplement contains important information about the Fund referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated December 29, 2008, to the Statement of Additional Information dated June 20, 2008,

as previously supplemented on August 1, 2008, October 1, 2008 and November 1, 2008.

This supplement contains important information about the Funds referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated December 29, 2008, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008.

This supplement contains important information about the Portfolios referenced above.

Effective January 1, 2009, Mr. J. Tucker Morse retired as an Interested Trustee of Wells Fargo Funds Trust. As a result, the information regarding Mr. Morse in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.